General (Narrative) (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Jul. 31, 2015	Apr. 30, 2015	Oct. 31, 2010	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Nov. 30, 2010
Business Acquisition [Line Items]
Operating expenses						$ 628,475,000	$ 578,231,000	$ 585,455,000
Impairment loss						0	0	254,000
Gain on sale of property, plant and equipment						(1,742,000)	3,266,000	$ 147,000
Holding Percentage Of Share Capital Issued				90.00%
GOODWILL						622,654,000	$ 504,611,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				$ 6,000
De-Recognized of Contingent Consideration						$ 5,000
An Israeli Company
Business Acquisition [Line Items]
Holding Percentage Of Share Capital Issued		100.00%
Business Combination, Consideration Transferred		$ 24,000,000
GOODWILL		8,300,000
Technology		$ 9,300,000
NiceSystems
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 154,000,000
Business Combination, Consideration Transferred, Liabilities Incurred	40,000,000
GOODWILL	$ 111,142,000
Federmann Group
Business Acquisition [Line Items]
Ownership percentage						45.82%
Subsidiary A
Business Acquisition [Line Items]
Ownership percentage, common stock									59.40%
Impairment loss						$ 16,000,000
Impairment loss related to non-controlling interest						6,500,000
Net Impairment Loss						0
Gain on disposal of discontinued operations					$ 700,000
Subsidiary B
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent										49.00%
Subsidiary C
Business Acquisition [Line Items]
Holding Percentage Of Share Capital Issued			100.00%
Cabin Pressurization Control Systems
Business Acquisition [Line Items]
Gain on sale of property, plant and equipment						3,800,000
Sale High Speed Machinery
Business Acquisition [Line Items]
Gain on sale of property, plant and equipment						$ 4,600